ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
Accounts Receivable
	As of December 31,
	2013	2014
	US$	US$

Accounts receivable	59,560	71,088
Allowance for doubtful accounts	(15,019)	(21,397)

Accounts receivable, net	44,541	49,691

Allowance for Doubtful Accounts
	For the Years Ended December 31,
	2012	2013	2014
	US$	US$	US$
Movement in allowance for doubtful accounts:
Balance at beginning of year	9,217	12,122	15,019
Additional provision charged to expenses	12,339	13,437	17,377
Write-offs	(9,460)	(10,953)	(10,933)
Foreign currency translation adjustments	26	413	(66)

Balance at end of year	12,122	15,019	21,397